Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	EVERTEC, Inc.
Entity Central Index Key	0001559865